Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

March 31, 2018

Dates Covered
Collections Period	03/01/18 - 03/31/18
Interest Accrual Period	03/15/18 - 04/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/18	960,617,679.12	45,501
Yield Supplement Overcollateralization Amount 02/28/18	55,222,555.69	0
Receivables Balance 02/28/18	1,015,840,234.81	45,501
Principal Payments	30,185,251.91	701
Defaulted Receivables	923,470.44	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/18	52,993,138.42	0
Pool Balance at 03/31/18	931,738,374.04	44,767

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.21%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	3,819,139.31	168
Past Due 61-90 days	1,052,490.00	45
Past Due 91-120 days	76,022.22	6
Past Due 121+ days	0.00	0
Total	4,947,651.53	219

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	497,690.74
Aggregate Net Losses/(Gains) - March 2018	425,779.70
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.50%
Prior Net Losses Ratio	0.11%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	24,691,066.91
Actual Overcollateralization	24,691,066.91
Weighted Average APR	3.25%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	61.60

Flow of Funds	$ Amount

Collections	33,337,556.37
Investment Earnings on Cash Accounts	58,606.95
Servicing Fee	(846,533.53)
Transfer to Collection Account	0.00
Available Funds	32,549,629.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,738,855.32
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,993,440.10
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	24,691,066.91
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,052,620.63

Total Distributions of Available Funds	32,549,629.79

Servicing Fee	846,533.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 03/15/18	935,731,814.14
Principal Paid	28,684,507.01
Note Balance @ 04/16/18	907,047,307.13

Class A-1
Note Balance @ 03/15/18	142,051,814.14
Principal Paid	28,684,507.01
Note Balance @ 04/16/18	113,367,307.13
Note Factor @ 04/16/18	54.5035130%

Class A-2
Note Balance @ 03/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	340,000,000.00
Note Factor @ 04/16/18	100.0000000%

Class A-3
Note Balance @ 03/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	340,000,000.00
Note Factor @ 04/16/18	100.0000000%

Class A-4
Note Balance @ 03/15/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	83,100,000.00
Note Factor @ 04/16/18	100.0000000%

Class B
Note Balance @ 03/15/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	30,580,000.00
Note Factor @ 04/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,812,502.15
Total Principal Paid	28,684,507.01
Total Paid	30,497,009.16

Class A-1
Coupon	1.75000%
Interest Paid	220,969.49
Principal Paid	28,684,507.01
Total Paid to A-1 Holders	28,905,476.50

Class A-2
Coupon	2.19000%
Interest Paid	620,500.00
Principal Paid	0.00
Total Paid to A-2 Holders	620,500.00

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8094623
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6363979
Total Distribution Amount	30.4458602

A-1 Interest Distribution Amount	1.0623533
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	137.9062837
Total A-1 Distribution Amount	138.9686370

A-2 Interest Distribution Amount	1.8250000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.8250000

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	139.22
Noteholders' Principal Distributable Amount	860.78

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/18	2,548,816.60
Investment Earnings	2,991.77
Investment Earnings Paid	(2,991.77)
Deposit/(Withdrawal)	-
Balance as of 04/16/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60